Condensed Combined Debtor-in-Possession Financial Information (Statement of Cash Flows) (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	$ 200	$ 449	$ 953	$ 2,900	$ 2,556
Cash flows from investing activities:
Revenue earning vehicles expenditures	(1,517)	(4,346)	(5,542)	(13,714)	(12,493)
Proceeds from disposal of revenue earning vehicles	686	2,212	10,098	9,486	8,452
Non-vehicle capital asset expenditures	(9)	(59)	(98)	(224)	(177)
Proceeds from non-vehicle capital assets disposed of or to be disposed of	4	23	60	27	51
Sales of marketable securities	0	74	74	0	36
Net cash provided by (used in) investing activities	(18)	(2,097)	4,591	(4,425)	(4,197)
Cash flows from financing activities:
Payment of financing costs	(7)	(9)	(75)	(53)	(47)
Proceeds from the issuance of stock, net			28	0	0
Other	0	(2)	(2)	(3)	(2)
Net cash provided by (used in) financing activities	692	1,701	(5,372)	1,474	1,561
Effect of foreign currency exchange rate changes on cash, cash equivalents, restricted cash and restricted cash equivalents	(12)	(4)	46	1	(14)
Net increase (decrease) in cash, cash equivalents, restricted cash and restricted cash equivalents during the period	862	49	218	(50)	(94)
Cash, cash equivalents, restricted cash and restricted cash equivalents at beginning of period	1,507	1,360	1,360	1,410	1,504
Cash, cash equivalents, restricted cash and restricted cash equivalents at end of period	2,440	1,409	1,507	1,360	$ 1,410
Hertz Global Holdings and Subsidiaries in Bankruptcy Proceedings
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	(53)		(738)
Cash flows from investing activities:
Revenue earning vehicles expenditures	(10)		(478)
Proceeds from disposal of revenue earning vehicles	(25)		594
Non-vehicle capital asset expenditures	(8)		(79)
Proceeds from non-vehicle capital assets disposed of or to be disposed of	3		48
Sales of marketable securities			74
Capital contributions to non-debtor entities	(411)		(835)
Return of capital from non-debtor entities			838
Loan to non-debtor entity			(180)
Loan repayment from non-debtor entity			189
Net cash provided by (used in) investing activities	410		171
Cash flows from financing activities:
Proceeds from issuance of vehicle debt			321
Repayments of vehicle debt			(467)
Proceeds from issuance of non-vehicle debt			1,812
Payment of financing costs			(855)
Proceeds from the issuance of stock, net			28
Other			(2)
Net cash provided by (used in) financing activities	559		837
Effect of foreign currency exchange rate changes on cash, cash equivalents, restricted cash and restricted cash equivalents			1
Net increase (decrease) in cash, cash equivalents, restricted cash and restricted cash equivalents during the period	916		271
Cash, cash equivalents, restricted cash and restricted cash equivalents at beginning of period	797	$ 526	526
Cash, cash equivalents, restricted cash and restricted cash equivalents at end of period	$ 1,713		$ 797	$ 526